Right-of-use assets and lease liabilities - Liabilities for leased assets - (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities
Carrying amount - beginning of the year	€ 5,337	€ 5,018
Additions	2,401	1,102
Decreases	(994)	(939)
Currency translation differences	285	269
Changes in the scope of consolidation	(1,953)	103
Other changes	(125)	(216)
Carrying amount - end of the year	4,951	5,337
Cash payments for the principal portion of the lease liabilities	994
Cash payments for the interest portion of lease liabilities	315
Current portion of long-term lease liabilities
Lease liabilities
Carrying amount - beginning of the year	948	849
Decreases	(980)	(934)
Currency translation differences	43	38
Changes in the scope of consolidation	(299)	14
Other changes	1,172	981
Carrying amount - end of the year	884	948
Long-term lease liabilities
Lease liabilities
Carrying amount - beginning of the year	4,389	4,169
Additions	2,401	1,102
Decreases	(14)	(5)
Currency translation differences	242	231
Changes in the scope of consolidation	(1,654)	89
Other changes	(1,297)	(1,197)
Carrying amount - end of the year	4,067	4,389
Joint operations
Lease liabilities
Carrying amount - beginning of the year	1,684
Carrying amount - end of the year	494	€ 1,684
US Dollars
Lease liabilities
Carrying amount - end of the year	3,296
Euro
Lease liabilities
Carrying amount - end of the year	€ 1,491